CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (DEFICIT) (Parenthetical)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement Of Stockholders Equity [Abstract]
Issuance of common stock options to consultants for services		4,932
Issuance of common stock options to employees as compensation for service		4,438
Issuance of Common stock for cash	7,952